Stock Based Compensation (Summary Of Stock Acquisition Rights Transactions) (Detail) (MUFG, BTMU, MUTB, MUSHD And MUMSS Stock Acquisition Right [Member], JPY ¥)
In Millions, except Share data, unless otherwise specified
12 Months Ended
Mar. 31, 2014
MUFG, BTMU, MUTB, MUSHD And MUMSS Stock Acquisition Right [Member]
Stock-Based Compensation [Line Items]
Number of shares, Outstanding, Beginning of fiscal year	23,574,800
Number of shares, Outstanding, Granted	2,951,500
Number of shares, Outstanding, Exercised	(5,440,700)
Number of shares, Outstanding, Forfeited or Expired	(45,700)
Number of shares, Outstanding, End of fiscal year	21,039,900
Number of shares, Exercisable, End of fiscal year
Weighted-average exercise price, Outstanding, Beginning of fiscal year	¥ 1
Weighted-average exercise price, Outstanding, Granted	¥ 1
Weighted-average exercise price, Outstanding, Exercised	¥ 1
Weighted-average exercise price, Outstanding, Forfeited or Expired	¥ 1
Weighted-average exercise price, Outstanding, End of fiscal year	¥ 1
Weighted-average exercise price, Exercisable, End of fiscal year
Weighted-average remaining contractual term, Outstanding, in years, End of fiscal year	27 years 4 months 17 days
Weighted-average remaining contractual term, Exercisable, in years, End of fiscal year
Aggregate intrinsic value, Outstanding, End of fiscal year	¥ 11,909
Aggregate intrinsic value, Exercisable, End of fiscal year